Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) Disclosure [Abstract]
Accumulated other comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

A summary of the changes in accumulated other comprehensive income (loss) related to our cash flow hedges is as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Balance at beginning of year	$(11,333)	$(27,026)	$(35,179)
Other comprehensive income before reclassifications	13,325	20,443	7,788
Amounts reclassified from accumulated other comprehensive income (1)	(1,450)	(4,750)	365
Net current-period other comprehensive income	11,875	15,693	8,153
Balance at end of year	$542	$(11,333)	$(27,026)
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(1)	All amounts reclassified out of accumulated other comprehensive income (loss) are included as part of interest expense in the consolidated statement of operations.